VENTURA ASSETS LIMITED
5190 N. Central Expressway, Suite 900
Dallas, Texas 75206-5141

October 25, 2011

Ms. Maryse Mills-Apenteng
Special Counsel
United States Securities and Exchange Commission
Washington, D.C.  20549

Re:	Ventura Assets Limited
Preliminary Information Statement on Schedule 14C
Filed October 13, 2011
SEC File No. 000-53186

Dear Ms. Mills-Apenteng:

The undersigned is in receipt of your October 21, 2011 comment letter regarding Ventura Assets Limited’s (the “Company”) Preliminary Information Statement on Schedule 14C.  In connection with the responses to same, provided by outside counsel to the Company which was filed with the Commission on October 25, 2011, the Company hereby acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Regards,

/s/ Nathan Halsey

Nathan Halsey
President and Chief Executive Officer

cc:           Jeffrey M. McPhaul